SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total external revenue	$ 336,205	$ 300,084	$ 958,022	$ 838,395
Total long-lived assets	425,133		425,133		$ 442,666
Total operating income	35,448	28,137	94,122	53,138
Interest expense, net	(9,933)	(12,081)	(29,976)	(34,067)
Other income, net	394	1,423	1,199	2,287
Income before income tax	25,909	17,479	65,345	21,358
Production Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	230,521	208,890	644,620	576,399
Total long-lived assets	218,609		218,609		225,612
Total operating income	39,774	34,728	104,205	77,327
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	105,684	91,194	313,402	261,996
Total long-lived assets	152,224		152,224		170,224
Total operating income	14,251	9,691	45,870	26,771
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	370,833		370,833		395,836
Total operating income	54,025	44,419	150,075	104,098
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	54,300		54,300		$ 46,830
Total operating income	$ (18,577)	$ (16,282)	$ (55,953)	$ (50,960)